NOTES PAYABLE (Details Narrative) - USD ($)					1 Months Ended									6 Months Ended	12 Months Ended
	Jul. 09, 2020	Jul. 04, 2020	Jun. 03, 2020	Jan. 08, 2020	Mar. 22, 2021	Feb. 22, 2021	Feb. 19, 2021	Jun. 30, 2020	Jul. 01, 2019	Feb. 14, 2019	Sep. 19, 2018	Aug. 22, 2018	Dec. 21, 2016	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 19, 2017
Total debt and accrued interest								$ 125,000,000						$ 145,544,000	$ 145,544,000
Extinguished of debt, Notes payable											$ 556,136			1,808,712
Loss on extinguishment of debt								$ 224,963						2,235,811
Total purchase amount										$ 50,000					68,121	$ 60,105
Repayment amount										68,500						8,016
Accounts receivables										53,516
Short-term notes payable, including related parties others														$ 65,000,000	96,000	1,026,000,000
Unsecured promissory note									$ 49,389						49,389
Short term notes payable															$ 51,000	645,000
Purchases shares of common stock							2,236	500,000			556,136			7,957,013	7,957,013
Fair value of common stock								$ 250,000
Purchase warrant shares, amount								$ 99,963
Debt issuance costs										$ 48,735					$ 1,265
Notes payable														$ 308,000	$ 329,000	$ 349,000
Interest rate										20.00%	12.00%				5.00%	19.00%
Promissory note, description												Mr. Case for $150,000 in aggregate principal amount of a 6% promissory note for an aggregate purchase price of $157,500 (representing a $7,500 original issue discount). As of December 31, 2020, the Company had exchanged $179,291 of debt outstanding for: 896,456 common stock shares; and 896,455 warrants issued to purchase common stock shares at a strike price of $0.20			($349,963 fair value less the $125,000 of exchanged debt). After the exchange transaction a balance was due Mr. Clavijo of $10,213 which was paid
Annual interest rate description											Mr. Gould for $50,000 each in aggregate principal amount of a 6% promissory note for an aggregate purchase price of $52,500 each (representing a $2,500 original issue discount)			The notes carry annual interest rates between 0% and 10% and have default rates as high as 20%. The Company is accruing interest at the default rate of 18.0% on loan to Mr. Mermelstein.		These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 0% and 10% and have default rates as high as 20%. The Company is accruing interest at the default rate of 18.0% on two of the loans
Warrants exercise price									$ 0.25						$ 0.75
Warrants issued								250,000	315,000						57,483	57,946
Fees																$ 4,951
Short term debt outstanding		$ 223,000									$ 203,000	$ 15,577			$ 51,050
Original issue discount											$ 52,500
Notes payable in default, including related parties others								$ 10,213,000						$ 308,000,000	329,000,000	776,000,000
Accrued interest														1,731,000	2,995,000	$ 3,235,000
Total debt														2,496,316,000	2,496,316,000
Total accrued interest														$ 241,531,000	$ 241,531,000
In July, 2019 [Member]
Interest rate															4.91%	19.00%
Monthly payments															$ 14,459
Due date															57,483
Total insurance amount															$ 142,000
Ms. Rosenstock
Purchases shares of common stock														100,000	100,000
Total debt														$ 50,000,000	$ 50,000,000
Total accrued interest														$ 0	0
Mr. Blumberg
Short-term notes payable, including related parties others															$ 0	$ 223,000
Purchases shares of common stock														1,167,630	1,167,630
Warrants issued						1,250,000
Short term debt outstanding																82,320
Total debt														$ 292,290,000	$ 292,290,000
Total accrued interest														13,030,000	13,030,000
Dr. James [Member]
Short term debt outstanding																2,286
Dr. Cartwright
Short-term notes payable, including related parties others														41,000	46,000	$ 48,000
Purchases shares of common stock							100
Annual interest rate description																The notes were initially issued with 0% interest, however interest increased to 6.0%
Notes payable in default, including related parties others															1,000,000	$ 4,000,000
Promissory notes issued														100,000	48,000	41,000
Financing proceeds received by company															1,000,000	1,000,000
Outstanding balance							$ 267,085								1,621,000	1,621,000
Dr. Faupel
Short-term notes payable, including related parties others														5,000	5,000	$ 5,000
Purchases shares of common stock							85
Annual interest rate description																The notes were initially issued with 0% interest, however interest increased to 6.0% interest 90 days after
Promissory notes issued														85,000		$ 5,000
Financing proceeds received by company																1,000,000
Outstanding balance							$ 153,178								661,000	661,000
Mr. Fowler
Purchases shares of common stock					50
Notes payable in default, including related parties others															26,000,000
Accrued interest																	$ 18,718
Promissory notes issued													$ 26,400
Outstanding balance														19,508
Monthly payment of promisory notes					$ 3,580								$ 3,850
Mr. Fowler | Long-Term Debt - Related Parties
Forgive repayment amount					86,554
Outstanding balance					$ 26,400
Debt Exchanges - 2020
Extinguished of debt, Notes payable			$ 446,818											349,963
Forgive repayment amount	$ 110,000			$ 29,000
Debt Exchanges - 2020 | Ms. Rosenstock
Total debt and accrued interest														50,000,000	50,000,000
Forgive repayment amount														28,986
Premium Finance Agreement [Member]
Monthly payment of insurance		$ 11,299													44,916
Interest and mature description		4.968
Insurance policies		$ 109,000
Dr. Imhoff
Short-term notes payable, including related parties others														$ 65,000	$ 0	167,000
Purchases shares of common stock														1,699,255	1,699,255
Short term debt outstanding												$ 15,577			$ 201,000
Total debt														$ 363,480,000	363,480,000
Total accrued interest														36,937,000	36,937,000
Troubled Debt Restructuring [Member]
Extinguished of debt, Notes payable														700,000
Loss on extinguishment of debt														29,000
Other expenses														$ 427,099
Auctus
Total debt and accrued interest								$ 125,000,000							$ 145,544,000
Purchases shares of common stock														500,000	500,000
Warrants exercise price															$ 0.25
Total debt														$ 249,119,000	$ 291,088,000	107,500,000
Total accrued interest														$ 79,303,000	145,544,000	38,044,000
Short-term notes payable															$ 111,227	$ 96,000